Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Summary of Loans by Segment

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2014	2013
	(In Thousands)
Real estate:
One- to four-family	$526,670	$419,240
Multi-family	21,565	14,990
Commercial	25,156	13,671
Construction	553	937

	573,944	448,838
Consumer:
Second mortgage	8,661	6,687
Passbook or certificate	758	838
Equity lines of credit	2,255	2,218
Other loans	60	55

	11,734	9,798

Total Loans	585,678	458,636

Loans in process	(207)	(169)
Net purchase premiums, discounts, and deferred loan costs	2,107	845

	1,900	676

Total Loans, Net	$587,578	$459,312

Allowance for Loan Losses

The change in the allowance for loan losses for the years ended March 31, 2014, 2013 and 2012 is as follows:

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500
Charge-offs	(194)	(28)	—	—	—	—	—	(222)
Recoveries	16	—	—	—	—	—	—	16
Provision charged to operations	511	27	125	(3)	7	—	110	777

At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762

At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

Allocation of Allowance for Loan Losses by Loan Class

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2014 and 2013.

March 31, 2014	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,460	186	224	2	45	1	153	3,071

Total	$2,460	$186	$224	$2	$45	$1	$153	$3,071

Loans:
Individually evaluated for impairment	$387	$208	$247	$—	$—	$—	$—	$842
Collectively evaluated for impairment	526,283	21,357	24,909	553	10,916	818	—	584,836

Total	$526,670	$21,565	$25,156	$553	$10,916	$818	$—	$585,678

March 31, 2013	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,127	187	99	5	38	1	43	2,500

Total	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Loans:
Individually evaluated for impairment	$528	$—	$251	$—	$—	$—	$—	$779
Collectively evaluated for impairment	418,712	14,990	13,420	937	8,905	893	—	457,857

Total	$419,240	$14,990	$13,671	$937	$8,905	$893	$—	$458,636

Aggregate Amounts of Classified Loan Balances

The aggregate amount of classified loan balances are as follows at March 31, 2014 and 2013:

March 31, 2014	One-to Four- Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Total Loans
	(In Thousands)
Non-classified:	$520,172	$21,565	$24,909	$553	$10,848	$818	578,865
Classified:
Special mention	1,322	—	—	—	31	—	1,353
Substandard	5,176	—	247	—	37	—	5,460
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$526,670	$21,565	$25,156	$553	$10,916	$818	$585,678

March 31, 2013	One-to Four- Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Total Loans
	(In Thousands)
Non-classified:	$412,488	$14,990	$13,356	$937	$8,748	$893	451,412
Classified:
Special mention	1,191	—	64	—	9	—	1,264
Substandard	5,561	—	251	—	148	—	5,960
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$419,240	$14,990	$13,671	$937	$8,905	$893	$458,636

Information with Respect to Nonaccrual Loans

the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2014	2013
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One-to four-family	$4,848	$5,496
Commercial	247	251
Consumer and other loans:
Second mortgage	37	148

Total nonaccrual loans	$5,132	$5,895

Information About Delinquencies in Loan Portfolio

The following table provides information about delinquencies in our loan portfolio at March 31, 2014 and 2013.

March 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,278	$914	$2,150	$5,342	$521,328	$526,670
Multi-family	—	—	—	—	21,565	21,565
Commercial	—	—	247	247	24,909	25,156
Construction	—	—	—	—	553	553
Consumer and other loans:
Second mortgage and equity lines of credit	24	—	37	61	10,855	10,916
Passbook or certificate and other loans	—	—	—	—	818	818

Total	$2,302	$914	$2,434	$5,650	$580,028	$585,678

March 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,076	$300	$3,693	$6,069	$413,171	$419,240
Multi-family	—	—	—	—	14,990	14,990
Commercial	—	251	—	251	13,420	13,671
Construction	—	—	—	—	937	937
Consumer and other loans:
Second mortgage and equity lines of credit	9	4	39	52	8,853	8,905
Passbook or certificate and other loans	—	96	—	96	797	893

Total	$2,085	$651	$3,732	$6,468	$452,168	$458,636

Impaired Loans, None of which had Related Allowance

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2014, 2013 and 2012, were as follows:

At or For The Year Ended March 31, 2014	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$387	$558	$376	$17
Multi-family	208	235	80	7
Commercial	247	247	249	12

Total impaired loans	$842	$1,040	$705	$36

At or For The Year Ended March 31, 2013	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$528	$718	$593	$19
Commercial	251	251	253	12

Total impaired loans	$779	$969	$846	$31

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$909	$1,119	$1,104	$50
Commercial	256	256	329	28

Total impaired loans	$1,165	$1,375	$1,433	$78

Trouble Debt Restructurings by Class

The following table presents troubled debt restructurings by class during the periods indicated (there were none during the year ended March 31, 2013).

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Charge-off Recorded Upon Restructuring
	(Dollar In Thousands)
Year Ended March 31, 2014
Multi-Family Real Estate	1	$237	$210	$27
Year Ended March 31, 2012
One- to Four-Family Real Estate	3	$586	$596	$31

Troubled Debt Restructurings which, During the Periods Indicated Defaulted Within Twelve Months of Restructuring

The following table presents troubled debt restructurings which, during the periods indicated, defaulted within twelve months of restructuring. There were no new troubled debt restructurings defaults that occurred within twelve months of restructuring during the years ended March 31, 2014 and 2013.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
		(Dollar In Thousands)
Year Ended March 31, 2012
One-to Four-Family Real Estate	1	$212	$208

Schedule of Loans to Directors, Officers and Associates of Such Persons

The Company and the Bank have granted loans to the MHC and certain officers and directors of the Company and Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2014	2013
	(In Thousands)
Balance, beginning	$1,140	$1,690
Loans originated	—	7
Newly associated persons	—	111
No longer associated persons	(159)	—
Collection of principal	(74)	(668)

Balance, ending	$907	$1,140